INVESTMENT AND OTHER INCOME (LOSS) - Disclosure of Finance Income (Cost) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Investment And Other Loss Income [Abstract]
Gain (loss) from investment in silver futures derivatives	$ 4,279	$ (376)
Loss from investment in marketable securities	(1,640)	(3,865)
Interest income and other	6,510	2,353
Investment and other (loss) income	$ 9,149	$ (1,888)